Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our PEO and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis”.
The following table reports the compensation of our CEO (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Non-PEO NEOs) as reported in the Summary Compensation Table in our proxy statements for the past three years, as well as their compensation actually paid, as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. The compensation actually paid values included in the table below reflect a new measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the Summary Compensation Table have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive.
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table for Non- PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (000's)(6)
2022	8,797,688	(12,524,464)	4,714,723	(2,497,408)	17.20	89.28	158,519
2021	9,116,252	(122,890,934)	4,065,590	(42,221,946)	24.28	100.21	153,464
2020	16,962,608	196,560,368	5,192,441	102,062,986	68.32	100.85	118,918

(1)
Mr. Hansen was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K. Below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to made during each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments($)(b)	Compensation Actually Paid to PEO ($)
2022	8,797,688	(8,086,219)	(13,235,933)	(12,524,464)
2021	9,116,252	(8,499,587)	(123,507,599)	(122,890,934)
2020	16,962,608	(16,537,933)	196,135,693	196,560,368

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; and (iii) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(ii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(iii)	Total Equity Award Adjustments ($)
2022	5,732,653	(12,525,740)	(6,442,846)	(13,235,933)
2021	8,288,330	(99,890,246)	(31,905,682)	(123,507,599)
2020	196,135,693	—	—	196,135,693
(2)
The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers included for purposes of calculating the average amounts were (i) for 2022, Véronique Lecault, Tryn Stimart, Andrew Booth, and Neil Aubuchon, (ii) for 2021, Véronique Lecault, Tryn Stimart, Andrew Booth, and Neil Berkley, and (iii) for 2020, Véronique Lecault, and Tryn Stimart.

(3)
The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,714,723	(4,060,547)	(3,151,585)	(2,497,408)
2021	4,065,590	(3,551,538)	(42,735,999)	(42,221,946)
2020	5,192,441	(4,740,856)	101,611,400	102,062,986

(a)	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	2,898,418	(3,624,928)	(2,425,075)	(3,151,585)
2021	3,401,518	(33,634,989)	(12,502,528)	(42,735,999)
2020	60,541,519	40,501,048	568,833	101,611,400
(4)
Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)	Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index (“NBI”), a published industry index.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote [Text Block]
(2)
The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers included for purposes of calculating the average amounts were (i) for 2022, Véronique Lecault, Tryn Stimart, Andrew Booth, and Neil Aubuchon, (ii) for 2021, Véronique Lecault, Tryn Stimart, Andrew Booth, and Neil Berkley, and (iii) for 2020, Véronique Lecault, and Tryn Stimart.

Peer Group Issuers, Footnote [Text Block]
(5)	Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index (“NBI”), a published industry index.

PEO Total Compensation Amount	$ 8,797,688	$ 9,116,252	$ 16,962,608
PEO Actually Paid Compensation Amount	$ (12,524,464)	(122,890,934)	196,560,368
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Mr. Hansen was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K. Below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to made during each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments($)(b)	Compensation Actually Paid to PEO ($)
2022	8,797,688	(8,086,219)	(13,235,933)	(12,524,464)
2021	9,116,252	(8,499,587)	(123,507,599)	(122,890,934)
2020	16,962,608	(16,537,933)	196,135,693	196,560,368

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; and (iii) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(ii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(iii)	Total Equity Award Adjustments ($)
2022	5,732,653	(12,525,740)	(6,442,846)	(13,235,933)
2021	8,288,330	(99,890,246)	(31,905,682)	(123,507,599)
2020	196,135,693	—	—	196,135,693

Non-PEO NEO Average Total Compensation Amount	$ 4,714,723	4,065,590	5,192,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,497,408)	(42,221,946)	102,062,986
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,714,723	(4,060,547)	(3,151,585)	(2,497,408)
2021	4,065,590	(3,551,538)	(42,735,999)	(42,221,946)
2020	5,192,441	(4,740,856)	101,611,400	102,062,986

(a)	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	2,898,418	(3,624,928)	(2,425,075)	(3,151,585)
2021	3,401,518	(33,634,989)	(12,502,528)	(42,735,999)
2020	60,541,519	40,501,048	568,833	101,611,400

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
The graph below shows the relationship between compensation actually paid to our PEO and the average compensation actually paid to the Company’s other NEOs to the Company’s TSR for the three years presented in the Pay versus Performance table. The Company does not use TSR as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The graph below shows the relationship between compensation actually paid to our PEO and the average compensation actually paid to the Company’s other NEOs to the Company’s net income for the three years presented in the Pay versus Performance table. The Company does not use net income as a performance measure in its executive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Company TSR
The graph below shows the relationship between compensation actually paid to our PEO and the average compensation actually paid to the Company’s other NEOs to the Company’s TSR for the three years presented in the Pay versus Performance table. The Company does not use TSR as a performance measure in its executive compensation program.

Tabular List [Table Text Block]
Description of the Relationship Between Compensation Actually Paid and Selected Performance Metrics
As described above in the section titled “Compensation Discussion and Analysis”, the Company’s compensation program is designed to attract and retain high-performing talent in our industry, motivate our executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table above. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table.

Total Shareholder Return Amount	$ 17.2	24.28	68.32
Peer Group Total Shareholder Return Amount	89.28	100.21	100.85
Net Income (Loss)	$ 158,519,000	$ 153,464,000	$ 118,918,000
PEO Name	Mr. Hansen	Mr. Hansen	Mr. Hansen
Additional 402(v) Disclosure [Text Block]
The Company’s mission is to bring better antibody medicines to patients faster, by working to solve general problems to transform how antibody therapeutics are discovered. To execute on this mission, the Company intends to continue to invest in its capabilities, strengthen the capabilities of its discovery and development engine, and work with partners to build a large and diversified portfolio of royalty (and equivalent) stakes in future antibody drugs. Future milestone and royalty payments and equity positions can take time to realize, if ever, and the Company could experience large fluctuations and unpredictability in annual operating results for the foreseeable future. Further, following the Company’s IPO in December 2020, the Company has experienced significant volatility in its share price. As such, the Company does not consider net income or total shareholder return in setting Company goals and determining executive compensation. Rather, the Company focuses on growth through setting annual goals, as described above in the section titled “Compensation Discussion and Analysis”, that more accurately reflect the discovery and development process, market acceptance, and future economic potential of the Company’s discovery and development engine.
Description of the Relationship Between Compensation Actually Paid and Selected Performance Metrics
As described above in the section titled “Compensation Discussion and Analysis”, the Company’s compensation program is designed to attract and retain high-performing talent in our industry, motivate our executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table above. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table.

PEO [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,086,219)	$ (8,499,587)	$ (16,537,933)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,235,933)	(123,507,599)	196,135,693
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,732,653	8,288,330	196,135,693
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,525,740)	(99,890,246)	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,442,846)	(31,905,682)	0
Non-PEO NEO [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,060,547)	(3,551,538)	(4,740,856)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,151,585)	(42,735,999)	101,611,400
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,898,418	3,401,518	60,541,519
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,624,928)	(33,634,989)	40,501,048
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,425,075)	$ (12,502,528)	$ 568,833